Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of trade and other payables [abstract]
Indirect taxes payable	$ 200	$ 157
Trade payables	315	380
Deferred consideration on acquisitions	561	699
Other payables	121	226
Non-current trade and other payables	1,197	1,462
Trade payables and accrued expenses	13,647	15,240
Payroll and social security payables	810	1,284
Indirect taxes payable	2,337	2,862
Interest payable	1,493	1,790
Consigned packaging	1,119	1,111
Dividends payable	582	479
Deferred income	37	30
Deferred consideration on acquisitions	679	1,723
Other payables	235	243
Current trade and other payables	$ 20,939	$ 24,762